Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment reporting
Schedule of reconciliation of revenue and net long-lived assets by geographic area

Years Ended December 31 (millions)	2020	2019	2018
Revenue by geographic area, based on delivery location
Philippines	$286.8	$283.5	$240.2
Germany	242.0	—	—
United States	207.7	242.5	165.5
Guatemala	151.7	118.4	71.7
Canada	138.7	16.0	14.9
El Salvador	111.0	91.4	101.1
Bulgaria	104.0	89.5	75.5
Ireland	92.3	94.1	107.5
Spain	81.5	—	—
India	46.4	42.4	28.1
Romania	43.5	38.7	29.5
Other	76.0	3.1	0.6
	$1,581.6	$1,019.6	$834.6

As at December 31 (millions)	2020	2019
Net long-lived assets by geographic area
Canada	$2,796.4	$509.6
Philippines	86.5	96.4
El Salvador	79.5	23.0
Ireland	44.0	51.9
Bulgaria	35.8	37.1
United States	24.1	13.4
Guatemala	21.9	46.9
Germany	21.6	—
India	19.1	17.8
Other	27.5	13.0
	$3,156.4	$809.1